Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Trade and Other Payables [Abstarct]
TRADE AND OTHER PAYABLES	10. TRADE AND OTHER PAYABLES Trade and other payables consist of:
	June 30, 2022	June 30, 2021
Trade payable	$2,087,599	$626,683
Accrued liabilities	1,404,670	417,506
	$3,492,269	$1,044,189